Employee expenses	12 Months Ended
Dec. 31, 2024
Employee expenses [Abstract]
Employee expenses
4. Employee expenses

	Year ended December 31,
	2024	2023	2022
	$’000	$’000	$’000
Salary and related expenses	10,025	7,219	4,337
Social security costs	840	690	382
Share based compensation expense	1,171	2,291	1,671
	12,036	10,200	6,390

Information relating to the Share Option Plan is set out in note 17 “Share-based compensation”. During the year ended December 31, 2024, $0.3 million was recognized as an expense relating to defined contribution pension plans (2023: $0.1 million, 2022: $0.04 million).